UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2009

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments:

Putnam International Growth and Income Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (97.2%)(a)
	Shares	Value

Aerospace and defense (2.0%)
BAE Systems PLC (United Kingdom)	971,073	$4,657,890
Finmeccanica SpA (Italy)	128,328	1,596,013
		6,253,903

Airlines (1.3%)
Singapore Airlines, Ltd. (Singapore)	589,540	3,880,239
		3,880,239

Automotive (3.3%)
Aisin Seiki Co., Ltd. (Japan)	149,700	2,392,429
Denso Corp. (Japan)	168,300	3,396,992
Fiat SpA (Italy)	272,450	1,913,953
Isuzu Motors, Ltd. (Japan)	526,000	647,339
Toyota Industries Corp. (Japan)	75,300	1,621,833
		9,972,546

Banking (12.3%)
Alpha Bank AE (Greece)	166,967	1,116,186
Banco Santander Central Hispano SA (Spain)	1,061,853	7,298,198
Barclays PLC (United Kingdom)	394,112	840,491
BNP Paribas SA (France)	79,124	3,259,993
Commonwealth Bank of Australia (Australia)	149,322	3,616,748
DnB Holdings ASA (Norway)	587,927	2,663,433
HSBC Holdings PLC (United Kingdom)	358,728	2,030,126
HSBC Holdings PLC (Rights) (United Kingdom) (NON)	140,679	284,524
Intesa Sanpaolo SpA (Italy)	927,563	2,513,006
Itau Unibanco Banco Multiplo SA ADR (Brazil)	449,082	4,886,012
Lloyds Banking Group PLC (United Kingdom)	879,730	901,517
National Bank of Canada (Canada)	142,067	4,539,019
National Bank of Greece SA (Greece)	90,343	1,373,858
Nordea AB (Sweden)	336,124	1,678,100
Royal Bank of Scotland Group PLC (United Kingdom)	1,838,998	654,040
Royal Bank of Scotland Group PLC (Unlisted
Subscription Shares) (United Kingdom) (F)(NON)	788,142	113
		37,655,364

Beverage (0.7%)
Anheuser-Busch InBev NV 144A (Belgium) (NON)	66,448	1,834,163
Anheuser-Busch InBev NV (Belgium)	5,706	157,503
		1,991,666

Chemicals (1.6%)
Linde AG (Germany)	21,396	1,453,348
Syngenta AG (Switzerland)	17,645	3,544,801
		4,998,149

Commercial and consumer services (1.3%)
LG Corp. (South Korea)	80,270	2,875,238
Michael Page International PLC (United Kingdom)	401,453	1,054,780
		3,930,018

Computers (0.6%)
Wincor Nixdorf AG (Germany)	42,974	1,949,640
		1,949,640

Conglomerates (2.4%)
Vivendi SA (France)	274,834	7,259,107
		7,259,107

Consumer goods (2.0%)
KAO Corp. (Japan)	188,000	3,682,656
Reckitt Benckiser PLC (United Kingdom)	66,591	2,505,367
		6,188,023

Containers (0.5%)
Rexam PLC (United Kingdom)	398,600	1,540,111
		1,540,111

Electric utilities (2.3%)
E.On AG (Germany)	177,988	4,952,487
RWE AG (Germany)	31,607	2,221,308
		7,173,795

Electrical equipment (1.2%)
Mitsubishi Electric Corp. (Japan)	794,000	3,610,502
		3,610,502

Electronics (1.8%)
LG Display Co., Ltd. (South Korea)	73,590	1,502,144

LG Electronics, Inc. (South Korea)	26,312	1,749,487
Omron Corp. (Japan)	179,500	2,128,192
		5,379,823

Financial (0.6%)
Shinhan Financial Group Co., Ltd. (South Korea)	104,540	1,877,101
		1,877,101

Food (3.5%)
Nestle SA (Switzerland)	209,335	7,080,906
Toyo Suisan Kaisha, Ltd. (Japan)	169,000	3,457,029
		10,537,935

Insurance (9.8%)
ACE, Ltd.	161,400	6,520,560
Allianz SE (Germany)	50,345	4,239,630
AXA SA (France)	227,651	2,763,150
Fairfax Financial Holdings, Ltd. (Canada)	6,309	1,632,199
ING Canada, Inc. (Canada)	77,048	2,201,197
Insurance Australia Group, Ltd. (Australia)	692,941	1,688,087
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	24,843	3,033,240
SCOR (France)	96,454	1,986,107
Zurich Financial Services AG (Switzerland)	37,042	5,841,383
		29,905,553

Investment banking/Brokerage (0.6%)
Credit Suisse Group (Switzerland)	57,652	1,747,416
		1,747,416

Manufacturing (1.1%)
Glory, Ltd. (Japan)	190,500	3,392,056
		3,392,056

Media (1.5%)
WPP PLC (United Kingdom)	793,613	4,461,161
		4,461,161

Medical technology (0.7%)
Terumo Corp. (Japan)	58,400	2,168,281
		2,168,281

Metals (3.3%)
ArcelorMittal (Luxembourg)	77,574	1,569,450
Barrick Gold Corp. (Canada)	110,300	3,572,211
BHP Billiton, Ltd. (Australia)	125,066	2,787,371
Vallourec SA (France)	24,187	2,241,436
		10,170,468

Natural gas utilities (2.9%)
Centrica PLC (United Kingdom)	1,701,390	5,561,753
Tokyo Gas Co., Ltd. (Japan)	984,000	3,433,312
		8,995,065

Oil and gas (13.4%)
BG Group PLC (United Kingdom)	217,134	3,290,110
BP PLC (United Kingdom)	2,011,702	13,459,071
China Petroleum & Chemical Corp. (China)	3,190,000	2,046,596
Inpex Holdings, Inc. (Japan)	339	2,331,635
Nexen, Inc. (Canada)	218,241	3,702,875
Petroleo Brasileiro SA ADR (Brazil)	58,837	1,792,763
Royal Dutch Shell PLC Class B (United Kingdom)	240,818	5,276,910
StatoilHydro ASA (Norway)	149,282	2,611,432
Total SA (France)	128,393	6,365,365
		40,876,757

Pharmaceuticals (7.9%)
Astellas Pharma, Inc. (Japan)	146,200	4,498,416
Novartis AG (Switzerland)	135,878	5,124,951
Ono Pharmaceutical Co., Ltd. (Japan)	73,500	3,217,580
Roche Holding AG (Switzerland)	41,051	5,632,118
Santen Pharmaceutical Co., Ltd. (Japan)	101,300	2,821,899
UCB SA (Belgium)	99,374	2,929,979
		24,224,943

Publishing (0.4%)
Reed Elsevier PLC (United Kingdom)	183,073	1,313,273
		1,313,273

Real estate (1.8%)
Hongkong Land Holdings, Ltd. (Hong Kong)	773,000	1,764,359
Unibail-Rodamco (France) (R)	12,430	1,767,898
Wharf (Holdings), Ltd. (Hong Kong)	758,000	1,911,376
		5,443,633

Retail (2.3%)
FamilyMart Co., Ltd. (Japan)	98,200	2,992,426
Koninklijke Ahold NV (Netherlands)	367,097	4,017,435

		7,009,861

Shipping (0.5%)
D/S Norden (Denmark)	35,520	994,266
D/S Norden 144A (Denmark) (NON)	21,262	595,160
		1,589,426

Software (0.7%)
UBISOFT Entertainment (France) (NON)	109,909	2,010,040
		2,010,040

Technology services (0.7%)
Accenture, Ltd. Class A	81,400	2,237,686
		2,237,686

Telecommunications (6.1%)
France Telecom SA (France)	127,029	2,887,675
KDDI Corp. (Japan)	589	2,776,705
KT Freetel Co., Ltd. (South Korea) (NON)	160,520	3,216,581
NTT DoCoMo, Inc. (Japan)	1,403	1,912,430
Vodafone Group PLC (United Kingdom)	4,535,756	7,921,495
		18,714,886

Telephone (2.4%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	195,700	7,425,813
		7,425,813

Tobacco (1.5%)
KT&G Corp. (South Korea)	55,610	3,063,260
Philip Morris International, Inc.	43,715	1,555,380
		4,618,640

Transportation services (2.2%)
ComfortDelgro Corp., Ltd. (Singapore)	4,856,000	4,346,467
Macquarie Infrastructure Group (Australia)	2,356,380	2,416,469
		6,762,936

Total common stocks (cost $388,070,146)		$297,265,816

SHORT-TERM INVESTMENTS (0.4%)(a)
	Principal
	amount/shares	Value

Federated Prime Obligations Fund	457,474	$457,474
U.S. Treasury Bills for an effective yield of 0.62%,
maturity December 17, 2009	$508,000	505,727
U.S. Treasury Bills for effective yields ranging from
0.58% to 0.61%, maturity November 19, 2009	350,000	348,671

Total short-term investments (cost $1,311,872)		$1,311,872

TOTAL INVESTMENTS

Total investments (cost $389,382,018) (b)		$298,577,688

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/09 (aggregate face value $101,230,913) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$19,367,241	$17,842,985	4/15/09	$1,524,256
British Pound	4,645,274	4,561,069	4/15/09	84,205
Canadian Dollar	19,548,303	19,111,212	4/15/09	437,091
Danish Krone	944,725	898,719	4/15/09	46,006
Euro	17,919,207	17,226,413	4/15/09	692,794
Hong Kong Dollar	4,986,386	4,982,348	4/15/09	4,038
Japanese Yen	18,278,285	18,382,946	4/15/09	(104,661)
Norwegian Krone	3,680,895	3,481,670	4/15/09	199,225
Singapore Dollar	742,376	731,679	4/15/09	10,697
Swedish Krona	10,579,259	9,372,971	4/15/09	1,206,288
Swiss Franc	4,789,098	4,638,901	4/15/09	150,197

Total				$4,250,136

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/09 (aggregate face value $77,399,400) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$9,580,923	$8,769,676	4/15/09	$(811,247)
British Pound	6,962,604	6,874,867	4/15/09	(87,737)
Canadian Dollar	8,071,042	7,891,266	4/15/09	(179,776)
Euro	16,349,179	15,528,790	4/15/09	(820,389)
Hong Kong Dollar	1,934,802	1,933,161	4/15/09	(1,641)
Japanese Yen	8,663,375	8,713,926	4/15/09	50,551
Norwegian Krone	6,526,430	6,162,649	4/15/09	(363,781)
Singapore Dollar	5,255,272	5,179,588	4/15/09	(75,684)
Swedish Krona	5,989,111	5,310,278	4/15/09	(678,833)
Swiss Franc	11,330,376	11,035,199	4/15/09	(295,177)

Total				$(3,263,714)

NOTES

(a) Percentages indicated are based on net assets of $305,946,732.

(b) The aggregate identified cost on a tax basis is $392,744,596, resulting in gross unrealized appreciation and depreciation of $8,813,403 and $102,980,311, respectively, or net unrealized depreciation of $94,166,908.

(NON) Non-income-producing security.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On March 31, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At March 31, 2009, liquid assets totaling $986,422 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at March 31, 2009 (as a percentage of Portfolio Value):

Japan	19.4%
United Kingdom	18.7
France	10.2
Switzerland	9.7
Germany	6.0
Canada	5.2
South Korea	4.8
United States	4.0
Australia	3.5
Singapore	2.8
Spain	2.4
Brazil	2.2
Italy	2.0
Norway	1.8
Belgium	1.7
Netherlands	1.3
Hong Kong	1.2
Greece	0.8
China	0.7
Sweden	0.6
Denmark	0.5
Luxembourg	0.5

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2009, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $13,058 for the period ended March 31, 2009. During the period ended March 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $33,323,876 and $39,661,606, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreement, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long and short term ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

As of March 31, 2009, due to a decrease in the fund's net asset value during the year, such counterparties were entitled to elect, but had not yet elected, to terminate early, and cause settlement of all outstanding derivative and foreign exchange contracts outstanding under the applicable Master Agreements, including the payment by the fund of any losses and costs resulting from such early termination, as reasonably determined by such counterparty. At March 31, 2009, the fund had net unrealized gains of $2,677,801 and net unrealized losses of $1,691,379 on derivative contracts subject to the Master Agreements. The fund intends to seek a waiver of or other relief from this provision, from the counterparties.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$33,097,376	$--

Level 2	265,480,199	986,422

Level 3	113	--

Total	$298,577,688	$986,422

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of June 30, 2008	$--	$--
Accrued discounts/premiums	--	--
Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	113	--
Net purchases/sales	--	--
Net transfers in and/or out of Level 3	--	--

Balance as of March 31, 2009	$113	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

SFAS 161 Summary of Derivative Activity:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) - an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity's financial position.

Market Values of Derivative Instruments as of March 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Foreign exchange contracts	$4,528,265	$3,541,843

Total	$4,528,265	$3,541,843

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2009

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund
The fund's portfolio
3/31/09 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Aerospace and defense (1.2%)
AeroVironment, Inc. (NON)	30,530	$638,077
Orbital Sciences Corp. (NON)	65,500	778,795
		1,416,872

Banking (0.5%)
Bank of the Ozarks, Inc.	27,700	639,316
		639,316

Biotechnology (6.5%)
Alexion Pharmaceuticals, Inc. (NON)	31,100	1,171,226
Medicines Co. (NON)	45,000	487,800
Momenta Pharmaceuticals, Inc. (NON)	112,600	1,239,726
Myriad Genetics, Inc. (NON)	47,000	2,137,090
Nabi Biopharmaceuticals (NON)	227,798	842,853
Orexigen Therapeutics, Inc. (NON)	220,862	576,450
Sequenom, Inc. (NON)	94,200	1,339,524
		7,794,669

Chemicals (1.3%)
Aceto Corp.	181,800	1,083,528
Metabolix, Inc. (NON)	74,600	508,772
		1,592,300

Commercial and consumer services (6.9%)
ABM Industries, Inc.	59,200	970,880
Emergency Medical Services Corp. Class A (NON)	14,859	466,424
Exponent, Inc. (NON)	48,800	1,236,104
EZCORP, Inc. Class A (NON)	173,100	2,002,767
Healthcare Services Group, Inc.	124,022	1,856,609
Watson Wyatt Worldwide, Inc. Class A	35,700	1,762,509
		8,295,293

Communications equipment (3.8%)
ADC Telecommunications, Inc. (NON)	283,600	1,245,004
ARRIS Group, Inc. (NON)	105,500	777,535
Comtech Telecommunications Corp. (NON)	40,200	995,754
F5 Networks, Inc. (NON)	75,600	1,583,820
		4,602,113

Computers (9.8%)
Acme Packet, Inc. (NON)	213,700	1,297,159
ANSYS, Inc. (NON)	29,200	732,920
Brocade Communications Systems, Inc. (NON)	598,800	2,065,859
Compellent Technologies, Inc. (NON)	91,779	995,802
National Instruments Corp.	58,800	1,096,620
NCI, Inc. (NON)	35,600	925,600
Netezza Corp. (NON)	148,700	1,011,160
OpenTV Corp. Class A (NON)	438,800	662,588
Riverbed Technolgoy, Inc. (NON)	81,800	1,069,944
TeleCommunication Systems, Inc. Class A (NON)	65,930	604,578
Teradata Corp. (NON)	77,400	1,255,428
		11,717,658

Consumer (0.6%)
Scotts Miracle-Gro Co. (The) Class A	22,000	763,400
		763,400

Containers (1.0%)
Silgan Holdings, Inc.	22,600	1,187,404
		1,187,404

Distribution (2.8%)
Beacon Roofing Supply, Inc. (NON)	167,600	2,244,164
Green Mountain Coffee Roasters, Inc. (NON)	23,900	1,147,200
		3,391,364

Electrical equipment (0.2%)
ICx Technologies, Inc. (NON)	53,500	216,675
		216,675

Electronics (6.2%)
Actel Corp. (NON)	81,800	827,816
Axsys Technologies, Inc. (NON)	51,000	2,144,040
International Rectifier Corp. (NON)	152,500	2,060,275
IXYS Corp.	143,422	1,155,981
Silicon Laboratories, Inc. (NON)	44,900	1,185,360
		7,373,472

Energy (oil field) (0.6%)
Bolt Technology Corp. (NON)	40,700	289,377
Willbros Group, Inc. (NON)	47,800	463,660
		753,037

Energy (other) (1.5%)
Optisolar, Inc. (acquired 7/30/08, cost $1,698,800)
(Private) (F)(RES)(NON)	274,000	1,698,800
Real Goods Solar, Inc. Class A (NON)	75,760	151,520
		1,850,320

Engineering and construction (2.0%)
Aecom Technology Corp. (NON)	24,800	646,784
EMCOR Group, Inc. (NON)	44,800	769,216
ENGlobal Corp. (NON)	216,400	982,456
		2,398,456

Environmental (2.1%)
Clean Harbors, Inc. (NON)	30,100	1,444,800
Tetra Tech, Inc. (NON)	52,700	1,074,026
		2,518,826

Forest products and packaging (0.9%)
Rock-Tenn Co. Class A	41,000	1,109,050
		1,109,050

Health-care services (5.0%)
Amedisys, Inc. (NON)	16,900	464,581
athenahealth, Inc. (NON)	27,000	650,970
IPC The Hospitalist Co., Inc. (NON)	55,900	1,063,777
LHC Group, Inc. (NON)	26,300	585,964
Onyx Pharmaceuticals, Inc. (NON)	48,800	1,393,240
Osiris Therapeutics, Inc. (NON)	44,600	615,480
United Therapeutics Corp. (NON)	18,900	1,249,101
		6,023,113

Investment banking/Brokerage (1.8%)
Evercore Partners, Inc. Class A	42,600	658,170
SWS Group, Inc.	95,813	1,487,976
		2,146,146

Machinery (1.5%)
Briggs & Stratton Corp.	111,800	1,844,700
		1,844,700

Medical technology (5.4%)
Haemonetics Corp. (NON)	21,500	1,184,220
Luminex Corp. (NON)	79,767	1,445,378
Masimo Corp. (NON)	51,500	1,492,470
PetMed Express, Inc. (NON)	79,200	1,305,216
Volcano Corp. (NON)	75,060	1,092,123
		6,519,407

Metals (0.1%)
Western Goldfields, Inc. (Canada) (NON)	46,576	87,563
		87,563

Oil and gas (2.7%)
Arena Resources, Inc. (NON)	31,500	802,620
Comstock Resources, Inc. (NON)	22,853	681,019
Concho Resources, Inc. (NON)	43,400	1,110,606
EXCO Resources, Inc. (NON)	67,000	670,000
		3,264,245

Pharmaceuticals (4.5%)
Matrixx Initiatives, Inc. (NON)	46,000	754,400
OSI Pharmaceuticals, Inc. (NON)	35,500	1,358,230
Owens & Minor, Inc.	22,420	742,775
PharMerica Corp. (NON)	37,300	620,672
Rigel Pharmaceuticals, Inc. (NON)	89,159	547,436
Salix Pharmaceuticals, Ltd. (NON)	94,335	896,183
Santarus, Inc. (NON)	309,300	497,973
		5,417,669

Publishing (1.4%)
Marvel Entertainment, Inc. (NON)	61,900	1,643,445
		1,643,445

Real estate (0.9%)
Tanger Factory Outlet Centers (R)	33,800	1,043,068
		1,043,068

Restaurants (3.2%)
AFC Enterprises (NON)	156,700	706,717
Cheesecake Factory, Inc. (The) (NON)	84,700	969,815
Panera Bread Co. Class A (NON)	17,900	1,000,610
Papa John's International, Inc. (NON)	49,400	1,129,778
		3,806,920

Retail (7.1%)
Chico's FAS, Inc. (NON)	212,800	1,142,736
Childrens Place Retail Stores, Inc. (The) (NON)	83,900	1,836,571
Hibbett Sports, Inc. (NON)	58,700	1,128,214
Jo-Ann Stores, Inc. (NON)	123,300	2,014,722

Tractor Supply Co. (NON)	40,100	1,446,006
Wolverine World Wide, Inc.	58,400	909,872
		8,478,121

Semiconductor (1.0%)
Hittite Microwave Corp. (NON)	39,900	1,244,880
		1,244,880

Shipping (0.9%)
Wabtec Corp.	40,100	1,057,838
		1,057,838

Software (5.4%)
Blackboard, Inc. (NON)	52,300	1,660,002
MedAssets, Inc. (NON)	66,500	947,625
Red Hat, Inc. (NON)	54,800	977,632
Sybase, Inc. (NON)	65,500	1,983,995
TIBCO Software, Inc. (NON)	155,400	912,198
		6,481,452

Technology services (2.5%)
CSG Systems International, Inc. (NON)	34,403	491,275
FactSet Research Systems, Inc.	14,700	734,853
IHS, Inc. Class A (NON)	21,600	889,488
Limelight Networks, Inc. (NON)	248,300	831,805
		2,947,421

Telecommunications (6.1%)
EchoStar Corp. Class A (NON)	75,300	1,116,699
j2 Global Communications, Inc. (NON)	59,900	1,311,211
NeuStar, Inc. Class A (NON)	91,000	1,524,250
Neutral Tandem, Inc. (NON)	20,200	497,122
Nice Systems, Ltd. ADR (Israel) (NON)	47,500	1,180,850
NTELOS Holdings Corp.	31,200	565,968
OpNext, Inc. (NON)	202,900	346,959
Premiere Global Services, Inc. (NON)	82,100	724,122
		7,267,181

Textiles (1.6%)
Gymboree Corp. (The) (NON)	36,100	770,735
Phillips-Van Heusen Corp.	51,300	1,163,484
		1,934,219

Waste Management (0.9%)
Calgon Carbon Corp. (NON)	72,900	1,032,993
		1,032,993

TOTAL INVESTMENTS

Total investments (cost $131,203,324) (b)		$119,860,606

NOTES

(a) Percentages indicated are based on net assets of $119,935,884.

(b) The aggregate identified cost on a tax basis is $132,244,306, resulting in gross unrealized appreciation and depreciation of $10,728,206 and $23,111,906, respectively, or net unrealized depreciation of $12,383,700.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2009 was $1,698,800 or 1.4% of net assets.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $16,976 for the period ended March 31, 2009. During the period ended March 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $35,126,710 and $37,547,066, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$118,161,806	$--

Level 2	--	--

Level 3	1,698,800	--

Total	$119,860,606	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of March 31, 2009:

	Investment in securities	Other financial instruments

Balance as of June 30, 2008	$--	$--
Accrued discounts/premiums	--	--
Realized gain/(loss)	--	--
Change in net unrealized appreciation/(depreciation)	--	--
Net purchases/sales	1,698,800	--
Net transfers in and/or out of Level 3	--	--

Balance as of March 31, 2009	$1,698,800	$--

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 29, 2009